Other Liabilities - Details of Other Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Liabilities for contractual claims	$ 41	$ 2,008	$ 950
Extension of concessions	436	342	508
Maxus Entities' agreements		2,932	2,932
Miscellaneous	245	33
Total, other current liabilities	722	2,383	4,390
Noncurrent
Liabilities for contractual claims	175	90
Extension of concessions	348	179	336
Maxus Entities' agreements	0	0	0
Miscellaneous	26	8
Total, other noncurrent liabilities	$ 549	$ 277	$ 336